Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.42%
Australia–1.57%
BHP Group Ltd., ADR	443,214	$23,419,428
Brazil–2.33%
Wheaton Precious Metals Corp.	640,250	34,784,782
Canada–1.01%
Agnico Eagle Mines Ltd.	189,886	15,094,038
China–7.11%
Alibaba Group Holding Ltd., ADR(a)	257,217	64,566,611
China Hongxing Sports Ltd.(a)(b)	36,005,000	26
Shandong Gold Mining Co. Ltd., H Shares(c)	1,879,700	5,935,635
Tencent Holdings Ltd.	389,700	26,676,771
Yum China Holdings, Inc.	173,705	8,900,644
		106,079,687
Denmark–2.44%
Carlsberg A/S, Class B	94,913	13,994,386
Novo Nordisk A/S, Class B	341,040	22,500,682
		36,495,068
France–10.33%
Air Liquide S.A.	363,210	59,962,629
BNP Paribas S.A.(a)	310,454	12,595,693
Danone S.A.	62,141	4,151,565
Kering S.A.	18,357	10,421,626
L’Oreal S.A.	37,618	12,599,227
TOTAL S.A.	584,799	21,712,643
Vinci S.A.	248,276	21,437,640
Worldline S.A.(a)(c)	130,934	11,296,265
		154,177,288
Germany–12.43%
adidas AG(a)	88,618	24,514,933
Bayer AG	215,683	14,361,070
Fresenius Medical Care AG & Co. KGaA(a)	391,221	34,467,657
Infineon Technologies AG	821,304	20,527,417
SAP SE	406,667	64,330,825
Siemens Healthineers AG(c)	209,109	10,844,495
Volkswagen AG, Preference Shares(a)	112,088	16,587,217
		185,633,614
Hong Kong–0.84%
WH Group Ltd.	14,149,500	12,596,133
Japan–21.76%
Advantest Corp.	150,200	8,122,205
Bandai Namco Holdings, Inc.	367,900	20,365,271
Disco Corp.	54,900	13,103,009
ITOCHU Corp.	376,500	8,247,357
Mitsubishi Electric Corp.	1,436,100	18,783,666
Murata Manufacturing Co. Ltd.	500,300	31,337,385
Nintendo Co. Ltd.	126,600	55,543,052
Nippon Telegraph & Telephone Corp.	802,900	18,585,366
Recruit Holdings Co. Ltd.	300,300	9,320,198
Shares		Value
Japan–(continued)
SCREEN Holdings Co. Ltd.	238,600	$11,803,900
Sony Corp.	938,700	72,792,003
Takeda Pharmaceutical Co. Ltd.	633,200	22,528,293
TDK Corp.	307,100	34,306,761
		324,838,466
Macau–0.51%
Wynn Macau Ltd.	4,307,600	7,556,271
Netherlands–3.61%
Akzo Nobel N.V.	245,293	23,176,441
ING Groep N.V.	1,760,545	12,205,957
NXP Semiconductors N.V.	157,886	18,556,341
		53,938,739
New Zealand–1.54%
Spark New Zealand Ltd.	7,026,615	22,922,653
South Africa–3.31%
Anglo American PLC	954,073	23,544,530
Gold Fields Ltd., ADR	1,980,329	25,922,507
		49,467,037
South Korea–6.32%
Korea Zinc Co. Ltd.	23,984	8,343,635
Samsung Electro-Mechanics Co. Ltd.	137,663	16,265,673
Samsung Electronics Co. Ltd.	675,215	32,864,203
SK Hynix, Inc.	528,749	36,810,607
		94,284,118
Sweden–0.85%
Swedish Match AB	165,228	12,659,561
Switzerland–3.88%
Adecco Group AG	209,024	9,937,713
SGS S.A.	4,303	11,301,998
STMicroelectronics N.V., New York Shares	1,314,026	36,713,887
		57,953,598
Taiwan–1.64%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	311,111	24,543,547
Tanzania–0.67%
AngloGold Ashanti Ltd., ADR	312,464	10,058,216
United Kingdom–5.25%
Coca-Cola European Partners PLC	303,303	12,486,984
Diageo PLC	1,154,138	42,292,365
Taylor Wimpey PLC	4,891,239	7,630,336
Unilever PLC	265,098	15,921,839
		78,331,524
United States–8.02%
IHS Markit Ltd.	136,451	11,015,689
James Hardie Industries PLC, CDI	962,749	19,903,316
Medtronic PLC	207,372	20,007,251
Philip Morris International, Inc.	235,530	18,091,059

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Equity Fund

Shares		Value
United States–(continued)
QUALCOMM, Inc.	420,686	$44,428,649
TE Connectivity Ltd.	71,424	6,361,736
		119,807,700
Total Common Stocks & Other Equity Interests (Cost $1,109,053,964)		1,424,641,468
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e)	10,656,976	10,656,976
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(d)(e)	7,606,131	7,610,695
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.07%(d)(e)	12,179,401	$12,179,401
Total Money Market Funds (Cost $30,447,072)		30,447,072
TOTAL INVESTMENTS IN SECURITIES—97.46% (Cost $1,139,501,036)		1,455,088,540
OTHER ASSETS LESS LIABILITIES–2.54%		37,899,068
NET ASSETS–100.00%		$1,492,987,608
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $28,076,395, which represented 1.88% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,249,700	$659,287,492	$(714,880,216)	$-	$-	$10,656,976	$251,002
Invesco Liquid Assets Portfolio, Institutional Class	-	63,114,909	(55,501,840)	-	(2,374)	7,610,695	4,659
Invesco Treasury Portfolio, Institutional Class	-	100,983,854	(88,804,453)	-	-	12,179,401	2,180
Total	$66,249,700	$823,386,255	$(859,186,509)	$-	$(2,374)	$30,447,072	$257,841

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$23,419,428	$—	$—	$23,419,428
Brazil	34,784,782	—	—	34,784,782
Canada	15,094,038	—	—	15,094,038
China	73,467,255	32,612,406	26	106,079,687
Denmark	—	36,495,068	—	36,495,068
France	—	154,177,288	—	154,177,288
Germany	—	185,633,614	—	185,633,614
Hong Kong	—	12,596,133	—	12,596,133
Japan	—	324,838,466	—	324,838,466
Macau	—	7,556,271	—	7,556,271
Netherlands	18,556,341	35,382,398	—	53,938,739
New Zealand	—	22,922,653	—	22,922,653
South Africa	25,922,507	23,544,530	—	49,467,037
South Korea	—	94,284,118	—	94,284,118
Sweden	—	12,659,561	—	12,659,561
Switzerland	36,713,887	21,239,711	—	57,953,598
Taiwan	24,543,547	—	—	24,543,547
Tanzania	10,058,216	—	—	10,058,216
United Kingdom	12,486,984	65,844,540	—	78,331,524
United States	99,904,384	19,903,316	—	119,807,700
Money Market Funds	30,447,072	—	—	30,447,072
Total Investments	$405,398,441	$1,049,690,073	$26	$1,455,088,540
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Equity Fund to Invesco International Equity Fund.
Invesco Oppenheimer International Equity Fund